Exception Grades
Run Date - 9/2/2026 10:37:13 AM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Waived with Regrade	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
xxxx	1	xxxx		36940363			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Fail.	Loan designation failure due to QM failure. This exception will be cleared when all QM-related exceptions are cleared.				Reviewer Comment (2026-06-05): Post dated Third party verification received so considered Note date. Exception cleared. Buyer Comment (2026-06-05): Please see attached, 3rd party verification obtained post-close confirms business is still active.	06/05/2026			No	1	B	A	C	A	B	A	C	A	B	A		NC	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	1	xxxx		36940364			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General QM Provision Employment - Partnership	General QM: Unable to verify current Partnership status using reasonably reliable third-party records.					Reviewer Comment (2026-06-05): Post dated Third party verification received so considered Note date. Exception cleared. Buyer Comment (2026-06-05): Please see attached, 3rd party verification obtained post-close confirms business is still active.	06/05/2026			No	1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	1	xxxx		36940365			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-06-04): Seller acknowledges exception, no change to grading.			06/04/2026	No	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	1	xxxx		36940367			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The third-party verification for the borrower's 1065 is missing. Please provide the third-party verification obtained by the lender for review.				Reviewer Comment (2026-06-05): Post dated Third party verification received so considered Note date. Exception cleared. Buyer Comment (2026-06-05): Please see attached, 3rd party verification obtained post-close confirms business is still active.	06/05/2026			No	1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	1	xxxx		36940368			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General QM Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	ATR failure due to missing income documentation. This exception will be cleared when all ATR related exceptions are cleared.				Reviewer Comment (2026-06-11): Not applicable Buyer Comment (2026-06-09): All exceptions cleared. Please clear.	06/11/2026			No	1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	2	xxxx		36940372			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within [redacted] days of application.	ARM Disclosure was provided on [redacted].
Reviewer Comment (2026-06-16): Client provided the Early Disclosure Package containing the ARM Disclosure with a screenshot of the LOS system confirming the package was sent timely. Exception cleared.

Buyer Comment (2026-06-11): Please see attached confirmation the ARM disclosure was provided to the borrower in the early disclosure package on [redacted].

Reviewer Comment (2026-06-10): The application date is [redacted] and the initial loan estimate issued on [redacted] discloses the loan product as ARM. The changed circumstance provided discloses the first product change from ARM to Fixed was on [redacted]. Please provide evidence of the initial ARM disclosure sent within [redacted]business days of application. Exception remains for additional information.

Buyer Comment (2026-06-08): Please refer to page [redacted]DOC ID [redacted]of the loan images to confirm the product changed from a Fixed to an ARM on [redacted] when the disclosure was provided.

																		06/16/2026			No	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	4	xxxx		36940374			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-06-04): Seller acknowledges exception, no change to grading.			06/04/2026	No	2	B	B	B	B	B	B	B	B	B	B		NY	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	5	xxxx		36940378			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on [redacted]disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in "Other" section where regulation requires insurance to be disclosure under "Homeowner's Insurance" section. Disclosure requirement met, non-material exception for incorrect format/placement.								06/04/2026	No	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	5	xxxx		36940379			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [redacted] business days of application.	Per the Evidentiary Doc, the initial Loan Estimate was issued [redacted], however, this LE was missing from the file. Please provide the initial Loan Estimate for review.				Reviewer Comment (2026-06-08): [redacted]receievd initial LE. Buyer Comment (2026-06-05): Please see the [redacted] LE attached	06/08/2026			No	1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	7	xxxx		36940385			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted]exceeds tolerance of $[redacted]plus [redacted]% or $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.	[redacted]% fee violation due to an increase in the Recording Fee. No valid COC was provided for this change, nor evidence of cure. Provide a post-close CD reflecting the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.				Reviewer Comment (2026-06-10): [redacted]received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2026-06-09): Please see attached cure packet with check.		06/10/2026		No	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	7	xxxx		36940387			Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: ___; State: ___					Reviewer Comment (2026-06-08): Seller acknowledges exception, no change to grading. Buyer Comment (2026-06-05): Seller acknowledges exception, no change to grading.			06/08/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	8	xxxx		36940389			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.	[redacted]Foreclosure Prevention Fee was not disclosed on the Loan Estimate but was disclosed as $[redacted]on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.
Reviewer Comment (2026-06-10): [redacted]received valid rebuttal comment and further review the fee is part of [redacted]% tolerance category and within that [redacted]% tolerance limit.

Buyer Comment (2026-06-08): Please be advised the [redacted] Foreclosure Prevention Fee is not part of the transfer taxes it is part of the recording fees which are subject to [redacted]% tolerance. The final CD shows $[redacted]Deed fee, $[redacted]Mortgage fee, and $[redacted][redacted]fee totaling the $[redacted]on the CD. The initial LE disclosed recording fees of $[redacted]with a threshold of $[redacted]which was not exceeded.

																		06/10/2026			No	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	10	xxxx		36940394			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of ___ is greater than Guideline maximum loan amount of ___.	Loan amount of $XXXX exceeds maximum loan amount of $XXXX allowed per guidelines.				Reviewer Comment (2026-06-08): Diligence reviewed this loan under the XXXX ARM XX/XX/XXXX guidelines which reflects loan amount up to $XXXX. Diligence was informed at the time of delivery, to set exception for the loan amount exceeding guidelines. If there was a lender exception for this, please provide the credit compensating factors considered when approving this lender pre-close exception. Exception remains. Buyer Comment (2026-06-05): please escalate for this to be cleared. We have attached the XXXX guidelines allow for loan limits upto $XXXX. LTV/CLTV is line line as we are at XX%	06/08/2026			No	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	12	xxxx		36940398			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on [redacted] disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in "Other" section where regulation requires insurance to be disclosure under "Homeowner's Insurance" section. Disclosure requirement met, non-material exception for incorrect format/placement.								06/04/2026	No	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	15	xxxx		36940403			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on [redacted] disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in "Other" section where regulation requires insurance to be disclosure under "Homeowner's Insurance" section. Disclosure requirement met, non-material exception for incorrect format/placement.								06/04/2026	No	2	B	B	B	B	B	B	B	B	B	B		HI	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	17	xxxx		36940408			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within [redacted] days of application.					Reviewer Comment (2026-06-10): Client has provided initial package along with date initial package which includes ARM disclosure to satisfy timing requirements. Exception cleared. Buyer Comment (2026-06-09): Please see attached, Delivery date of application package as requested. Reviewer Comment (2026-06-08): Documents provided does not confirm ARM disclosure was sent with initial package. ARM Disclosure was not listed on initial Government Disclosures list. Exception remains. Buyer Comment (2026-06-05): Please see application package which includes the ARM disclosure	06/10/2026			No	1	C	A	C	A	C	A	C	A	C	A		NV	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	17	xxxx		36940409			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page [redacted]that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted]is under disclosed by $[redacted]compared to the calculated Finance Charge of $[redacted]which exceeds the $[redacted]threshold. Disclosed Amount Financed on page [redacted]is also blank or inaccurate. Fee amounts included in Finance Charge and Amount Financed calculations are based on Closing Disclosure dated [redacted]).	Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page [redacted]that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted]is under-disclosed by $[redacted]compared to the calculated Finance Charge of $[redacted], which exceeds the $[redacted]threshold. Disclosed Amount Financed on page [redacted]is also blank or inaccurate. Fee amounts included in Finance Charge and Amount Financed calculations are based on Closing Disclosure dated [redacted].				Reviewer Comment (2026-06-10): [redacted]received PCCD, LOE, Copy of Refund Check and Proof of Mailing. Buyer Comment (2026-06-09): Please see attached, Cure packet with check		06/10/2026		No	2	C	B	C	B	C	B	C	B	C	B		NV	Primary	Purchase
TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)
																																						C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	18	xxxx		36940411			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on [redacted] disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in "Other" section where regulation requires insurance to be disclosure under "Homeowner's Insurance" section. Disclosure requirement met, non-material exception for incorrect format/placement.								06/04/2026	No	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	19	xxxx		36940414			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-06-04): Seller acknowledges exception, no change to grading.			06/04/2026	No	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	19	xxxx		36940415			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-06-04): Seller acknowledges exception, no change to grading.			06/04/2026	No	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	19	xxxx		36940416			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-06-04): Seller acknowledges exception, no change to grading.			06/04/2026	No	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	19	xxxx		36940417			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-06-04): Seller acknowledges exception, no change to grading.			06/04/2026	No	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	19	xxxx		36940418			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-06-04): Seller acknowledges exception, no change to grading.			06/04/2026	No	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	19	xxxx		36940419			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-06-04): Seller acknowledges exception, no change to grading.			06/04/2026	No	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	19	xxxx		36940420			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-06-04): Seller acknowledges exception, no change to grading.			06/04/2026	No	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	20	xxxx		36940423			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [redacted] business days of application.	The file was missing the initial Loan Estimate issued on [redacted] per the Evidentiary Document. Please provide for review.				Reviewer Comment (2026-06-05): [redacted]received initial LE. Buyer Comment (2026-06-04): Please see attached, Initial LE as requested.	06/05/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	22	xxxx		36940430			Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within [redacted]and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: ___; State: ___					Buyer Comment (2026-06-04): seller accepts; no change to grading.			06/04/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	22	xxxx		36940431			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The third-party verification of employment for the [redacted] was not timestamped. Please provide evidence of when the lender obtained the verification for review.				Reviewer Comment (2026-06-04): Third party verification received with Time stamp. Exception cleared. Buyer Comment (2026-06-04): Please see the attached proof of s/e timestamp.	06/04/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	22	xxxx		36940433			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared when all QM related exceptions are cleared.				Reviewer Comment (2026-06-04): Third party verification received with Time stamp. Exception cleared. Buyer Comment (2026-06-04): Please see the attached proof of s/e timestamp.	06/04/2026			No	1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	22	xxxx		36940434			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General QM Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.					Reviewer Comment (2026-06-04): Third party verification received with Time stamp. Exception cleared. Buyer Comment (2026-06-04): Please see the attached proof of s/e timestamp.	06/04/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	C	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	23	xxxx		36940437			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.					Reviewer Comment (2026-06-03): Seller acknowledges exception, no change to grading.			06/03/2026	No	2	B	B	B	B	B	B	B	B	B	B		IL	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	23	xxxx		36940438			Compliance	Compliance	State Compliance	State Defect	[redacted]	[redacted] Predatory Lending Database Program ([redacted]) - Certificate of Compliance or Exemption not attached to mortgage for recording.					Reviewer Comment (2026-06-08): [redacted] Anti-Predatory Lending Cert. of Compliance provided. Exception cleared. Buyer Comment (2026-06-05): Please see attached, Certificate as requested.	06/08/2026			No	1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	23	xxxx		36940439			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [redacted] business days of application.	The file was missing the initial Loan Estimate provided to the borrower on [redacted] per the Evidentiary Document. Please provide the initial LE for review.				Reviewer Comment (2026-06-05): [redacted]received initial LE. Buyer Comment (2026-06-04): Please see attached, initial LE as requested.	06/05/2026			No	1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	25	xxxx		36940442			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-06-03): Seller acknowledges exception, no change to grading.			06/03/2026	No	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	25	xxxx		36940443			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-06-03): Seller acknowledges exception, no change to grading.			06/03/2026	No	2	B	B	B	B	B	B	B	B	B	B		GA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	26	xxxx		36940447			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within [redacted] days of application.					Reviewer Comment (2026-06-11): The initial LE shows the loan was a fixed rate, interest-only product for the first [redacted]years. Loan became an ARM on [redacted]. ARM Disclosure was provided to the borrower the same day. Exception cleared. Buyer Comment (2026-06-09): Please see the attached acknowledged disclosure when the product flipped to adjustable on [redacted].	06/11/2026			No	1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	27	xxxx		36940448			Compliance	Compliance	Federal Compliance	TRID Defect	TILA-RESPA Integrated Disclosure: application date on or after XX/XX/XXXX, no Loan Estimates in the Loan File	TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s). The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $3,002.86 may be required.	The file is missing all Loan Estimates that were provided to the borrower. Per the Evidentiary Document, only one LE was issued on 3/26/2026. Please provide this missing LE for review.				Reviewer Comment (2026-06-08): SitusAMC received 03/26/2026 initial LE within 3 business days of application. Buyer Comment (2026-06-04): Please see the attached initial LE.	06/08/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	28	xxxx		36940451			Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: ___; State: ___					Buyer Comment (2026-06-04): Seller acknowledges exception, no change to grading.			06/04/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	30	xxxx		36940456			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [redacted] business days of application.	Please provide the Loan Estimate dated [redacted] as reflected on the Evidentiary Document.				Reviewer Comment (2026-06-08): Received the initial LE dated [redacted]. Exception cleared. Buyer Comment (2026-06-05): Please see the attached initial LE.	06/08/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	30	xxxx		36940458			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within [redacted] days of application.	Please provide evidence the borrower was provided with the ARM disclosure within [redacted] days of the application.				Reviewer Comment (2026-06-08): Received evidence the ARM disclosure was provided on [redacted] which was the date the loan product changed from fixed rate to ARM. Exception cleared. Buyer Comment (2026-06-05): Please see attached evidence the ARM disclosure was provided on [redacted] when the product changed from fixed to adjustable.	06/08/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	30	xxxx		36940460			Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: ___; State: ___					Buyer Comment (2026-06-05): Seller acknowledges exception, no change to grading.			06/05/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	32	xxxx		36940464			Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		The subject is located in a condo project. The file is missing the condominium master insurance policy.				Reviewer Comment (2026-06-05): Client confirmed insurance is not carried by the HOA. Policy in file was confirmed as a H03. Exception cleared. Buyer Comment (2026-06-05): HOI is on page [redacted], which also covers the dwelling, no master policy is needed. Additionally, this condo complex does not have master insurance so there is literally nothing to be provided here.	06/05/2026			No	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	33	xxxx		36940469			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within [redacted] days of application.					Reviewer Comment (2026-06-08): Received evidence the ARM Disclosure was provided on [redacted]. Exception cleared. Buyer Comment (2026-06-05): Please see attached, full application package which includes the ARM Program Disclosure.	06/08/2026			No	1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	35	xxxx		36940472			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page [redacted]that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted]is under disclosed by $[redacted]compared to the calculated Finance Charge of $[redacted]which exceeds the $[redacted]threshold. Disclosed Amount Financed on page [redacted]is also blank or inaccurate. Fee amounts included in Finance Charge and Amount Financed calculations are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure disclosed a finance charge of $[redacted]; calculated finance charge is $[redacted]. Variance is -$[redacted].
Reviewer Comment (2026-06-17): [redacted]received PCCD, LOE, Copy of Refund Check and Proof of Mailing.

Buyer Comment (2026-06-16): Please see attached cure packet as reqeusted.

Reviewer Comment (2026-06-10): The Escrow/settlement/closing fee is tested as a finance charge. The fee is not excluded under [redacted]).  Excluded fees are: [redacted]) excludes the following fees only.
(i) Fees for title examination, abstract of title, title insurance, property survey, and similar purposes.
(ii) Fees for preparing loan-related documents, such as deeds, mortgages, and reconveyance or settlement documents.
(iii) Notary and credit-report fees.
(iv) Property appraisal fees or fees for inspections to assess the value or condition of the property if the service is performed prior to closing, including fees related to pest-infestation or flood-hazard determinations.
(v) Amounts required to be paid into escrow or trustee accounts if the amounts would not otherwise be included in the finance charge.
Cure is required in the amount of $[redacted].

Buyer Comment (2026-06-09): This fee is not required by the lender. The title company charges an escrow fee to act as a neutral third party during a real estate transaction. The fee compensates the company for managing paperwork, holding the buyer's earnest money deposit, and safely distributing funds once all the contract conditions are met. This is additionally evidenced by Section [redacted] where we see the buyer paying the same amount. As the title agency is acting as a neutral party, the fee was split between the two. This is unrelated to an escrow account a lender would set up.

Reviewer Comment (2026-06-08): Title - Escrow Fee was a required fee by lender and is required to be included as finance charge.  Exception remains.

Buyer Comment (2026-06-05): Please exclude the Title- Escrow fee. We do not consider that fee as a finance charge.

																			06/17/2026		No	2	C	B	C	B	C	B	C	B	C	B		TX	Second Home	Purchase
TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)
																																						C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	37	xxxx		36940482			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $[redacted]on the Loan Estimate but was disclosed as $[redacted]on the Final Closing Disclosure. No valid Change of Circumstance was provided for this change, nor evidence of cure. Provide a post close Closing Disclosure disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the Letter of Explanation to the borrower disclosing the changes made.				Reviewer Comment (2026-06-08): Received change of circumstances to an increase in the appraisal fee. Exception cleared Buyer Comment (2026-06-05): Please see attached, we recieved a rush request to get the appraisal back sooner. This led to a fee increase which was approved.	06/08/2026			No	1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	37	xxxx		36940483			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		The file was missing the Final Closing Statement for the sale of Real Estate Owned to verify the total net equity received and all liens are paid and closed. Please provide for review.				Reviewer Comment (2026-06-08): Provided closing statement as a proof of net proceeds for the sale of REO property. Exception cleared. Buyer Comment (2026-06-05): Please see attached, settlement statement as requested.	06/08/2026			No	1	C	A	C	A	C	A	C	A	C	A		IN	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	38	xxxx		36940485			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Loan Estimate Timing	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [redacted] business days of application.	Evidentiary Document does not confirm the date the address was obtained/confirmed to require LE. Cannot confirm if [redacted]LE meets timing				Reviewer Comment (2026-06-09): Screenshot of borrowers LOS confirms address was obtained on [redacted] confirming initial LE meets timing requirements Buyer Comment (2026-06-09): Please see attached confirmation of when the property address was obtained. Reviewer Comment (2026-06-08): Evidentiary Document does not confirm sixth piece of information (address) was obtained to require LE. Cannot confirm if [redacted]LE meets timing Exception remains. Buyer Comment (2026-06-05): Please see the attached initial LE.	06/09/2026			No	1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	38	xxxx		36940487			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted]exceeds tolerance of $[redacted]plus [redacted]% or $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.	[redacted]% fee violation due to an increase in Title Attorneys Fee. No valid COC was provided for this change, nor evidence of cure. Provide a post-close Closing Disclosure disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.				Reviewer Comment (2026-06-17): [redacted]received Letter of explanation and Corrected Closing disclosure. Buyer Comment (2026-06-16): Please see the attached package mailed to the borrower.	06/17/2026			No	1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	38	xxxx		36940488			Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Provided Through Home Loan Toolkit	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet provided to the borrower through Home Loan Toolkit.					Buyer Comment (2026-06-05): Seller acknowledges exception, no change to grading.			06/05/2026	No	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	38	xxxx		36940489			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.	The title - survey fee was not disclosed on last LE, and it was an added again on initial CD. Additionally, the fee was payable to "[redacted]" and was not match with all other title fees are paid. A valid COC for the fee added is required or provide attestation from seller which confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category.				Reviewer Comment (2026-06-18): [redacted]received rebuttal suffice Buyer Comment (2026-06-17): Please be advised this was added to Section [redacted] as a borrower-chosen provider and is not subject to tolerance.	06/18/2026			No	1		A		A		A		A		A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	39	xxxx		36940493			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.					Buyer Comment (2026-06-05): Seller acknowledges this exception, in change in grading			06/05/2026	No	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	40	xxxx		36940497			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.					Reviewer Comment (2026-06-05): Seller acknowledges exception, no change to grading.			06/05/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	40	xxxx		36940498			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on [redacted] disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in "Other" section where regulation requires insurance to be disclosure under "Homeowner's Insurance" section. Disclosure requirement met, non-material exception for incorrect format/placement.								06/05/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase	Good Faith Redisclosure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	40	xxxx		36940500			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[redacted]exceeds tolerance of $-[redacted]. Insufficient or no cure was provided to the borrower.	Lender credit was last disclosed as -$[redacted]on the Initial Closing Disclosure, but was disclosed as -$[redacted]on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.				Reviewer Comment (2026-06-10): [redacted]received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Buyer Comment (2026-06-09): Please see the attached package mailed to the borrower.		06/10/2026		No	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	41	xxxx		36940503			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in “Other” section where regulation requires insurance to be disclosure under “Homeowner’s Insurance” section. Disclosure requirement met, non-material exception for incorrect format/placement.								06/05/2026	No	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	41	xxxx		36940504			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.	Please provide the Loan Estimate dated 3/27/26 as indicated on the Evidentiary Document.				Reviewer Comment (2026-06-09): SitusAMC received LE dated 03/27/2026 Buyer Comment (2026-06-08): Please see the LE attached	06/09/2026			No	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	42	xxxx		37002066			Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: ___; State: ___					Buyer Comment (2026-06-25): Seller acknowledges the exception, no change to grading.			06/25/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	42	xxxx		37002067			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within [redacted] business days of application.	Please provide the Loan Estimate provided on [redacted] and [redacted] per the Evidentiary Document.				Reviewer Comment (2026-06-29): [redacted]received initial LE Buyer Comment (2026-06-25): Please see attached LE's.	06/29/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	45	xxxx		37002074			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within [redacted] days of application.	Program was an adjustable rate as of the initial Loan Estimate. Earliest dated ARM disclosure was issued [redacted].				Reviewer Comment (2026-06-29): Earlier ARM disclosure provided. Exception cleared. Buyer Comment (2026-06-25): Please see the attached [redacted] loan estimate package which includes the arm product disclosure on page [redacted], which matches the one on [redacted]page [redacted]. This includes all that is required until TIL.	06/29/2026			No	1	C	A	C	A	C	A	C	A	C	A		VA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	47	xxxx		37002078			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within [redacted] days of application.	The initial Loan Estimate reflected the loan was an ARM; earliest ARM disclosure was dated [redacted].
Reviewer Comment (2026-07-07): Received documentation verifying early disclosure package was sent to the borrower on [redacted] as well as client confirmation that the ARM Disclosure was included in that package.  Exception cleared.

Buyer Comment (2026-07-01): Please see the early disclosure pkg attached which contains the "Product Disclosure [redacted]ARM" . The screen shots confirm this was provided  to the borrower on [redacted]. Please use this to resolve the exception

Buyer Comment (2026-07-01): THE [redacted]Comparison of Mortgage is not the ARM Disclosure and has not signature lines like the form in the early disclosure package

Buyer Comment (2026-07-01): Please see the early disclosure pkg attached which contains the "Product Disclosure [redacted] ARM" . The screen shots confirm this was provided  to the borrower on [redacted]. Please use this to resolve the exception

Reviewer Comment (2026-06-29): The earliest ARM Disclosure diligence has is dated [redacted]. The [redacted] data points/ application date was [redacted]. Testing is being run based on the [redacted] date. If the client submitted an Early Disclosure package to the borrower which included the ARM Disclosure, please provide this documentation for review. ARM Disclosure is needed within [redacted]days of [redacted]. Exception remains for additional information.

Buyer Comment (2026-06-25): Definition of TRID application means when we have the [redacted]data point and it requires a loan estimate to be disclosed, which was done. The CHARM booklet was also disclosed to the borrower on [redacted] when the initial LE was sent. Initial 1003 URLA was taken on [redacted] and on the same date we disclosed the [redacted]Comparison of Mortgage Features which appears to be the document you are referencing

																		07/07/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	48	xxxx		37002080			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [redacted] not received by borrower at least [redacted] business days prior to closing.	Verification of earlier borrower receipt of the revised Loan Estimate is missing from the file.				Reviewer Comment (2026-06-26): [redacted]Received disclosure summary showing LE received by borrower on [redacted]. Buyer Comment (2026-06-25): Please see the attached internal screenshot showing that the LE dated [redacted] was viewed/received by the borrower on [redacted]. Please be aware, 'Website FYI' denotes the time the LE was viewed/received by the borrower electronically.	06/26/2026			No	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	48	xxxx		37002082			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within [redacted] days of application.					Reviewer Comment (2026-06-30): Received evidence of when the Early Disclosure package was sent and confirmation the ARM disclosure include was sent at that time. Exception cleared. Buyer Comment (2026-06-25): Please see the attached confirmation the ARM disclosure was included in the early disclosure package within [redacted]days of application.	06/30/2026			No	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	48	xxxx		37002083			Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within [redacted] days of application.
Reviewer Comment (2026-07-09): [redacted]received evidence of receipt on or before application.

Buyer Comment (2026-07-09): Please see the attached confirmation of portal link.

Reviewer Comment (2026-07-07): [redacted]can accept an attestation detailing the process of providing the CHARM link to borrowers, however the attestation that was provided should be revised to include the following:

• Include a legible copy of the portal link (example provided is illegible).
• Confirm (if accurate) that the CHARM link is provided in all instances at the time of e-consent (for both Fixed and ARM).
• State (if accurate) that the disclosure cannot be bypassed by the borrower before submitting the application.

Note that if e-consent is not available in file, we will rely on other dated documentation in file.

Buyer Comment (2026-07-02): Please see the attached attestation.

Reviewer Comment (2026-07-01): Compliance response due to client escalation:  Compliance is not aware of any explanation they have accepted regarding a static link.  If client has a prior loan number for reference, they can review.  If the link is sent, we would still need documentation of when this link was provided and whether e-consent was accepted by the borrower. Right now, we have evidence via the Loan Disclosure Summary that the CHARM Booklet was provided on [redacted] along with a list of other disclosures. Since this does not meet the timing requirement, the exception is valid unless they can provide other evidence of when the CHARM Booklet was provided at an earlier time.

Reviewer Comment (2026-06-30): The Loan Disclosure Summary and ARM Disclosure containing the CHARM Booklet acknowledgement are both dated [redacted].  The ARM disclosure just provided indicating it was sent with the Early Disclosure Package does not contain the CHARM Booklet acknowledgement on it.  Diligence needs evidence of the CHARM Booklet being provided within [redacted]days of the application date.  Exception remains.

Buyer Comment (2026-06-26): Please be advised the CHARM Booklet is an automated process sent within [redacted]days of application as a static link to the borrower. We do not have evidence of this process to provide. It has been accepted as [redacted] process.

																		07/09/2026			No	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	50	xxxx		37002088			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The third-party verification for the borrower's 1120S was not timestamped. Please provide evidence of when this was obtained by the lender for review.				Reviewer Comment (2026-06-29): Received evidence of the date the verification was obtained. Exception cleared. Buyer Comment (2026-06-25): Please see attached confirming when this was received.	06/29/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	50	xxxx		37002089			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared when all QM related exceptions are cleared.				Reviewer Comment (2026-06-29): Received evidence of the date the verification was obtained. Exception cleared.	06/29/2026			No	1	B	A	C	A	B	A	C	A	B	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	50	xxxx		37002090			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General QM Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.					Reviewer Comment (2026-06-29): Received evidence of the date the verification was obtained. Exception cleared.	06/29/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	51	xxxx		37002091			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-06-24): Seller acknowledges exception, no change to grading.			06/24/2026	No	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	51	xxxx		37002093			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within [redacted] days of application.	Earliest dated ARM Disclosure was provided [redacted]. Please provide evidence of an ARM Disclosure being provided within [redacted]days of the application.				Reviewer Comment (2026-06-29): Verification of the ARM Disclosure being issued on [redacted] has been provided and is within [redacted]days of application. Exception cleared. Buyer Comment (2026-06-25): Please see attached screenshot from our system confirming when the initial ARM disclosure was provided. It was on [redacted].	06/29/2026			No	1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	56	xxxx		37002102			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.					Reviewer Comment (2026-06-24): Seller acknowledges exception, no change to grading.			06/24/2026	No	2	B	B	B	B	B	B	B	B	B	B		NE	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	58	xxxx		37002106			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [redacted] business days of the Note.	-	The file is missing the verbal verification of employment obtained within [redacted] business days of closing.				Reviewer Comment (2026-06-29): Received post close third-party verification for the employer. Exception cleared Buyer Comment (2026-06-26): See the attached VOEs for both borrower/coborrower.	06/29/2026			No	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	58	xxxx		37002107			Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within [redacted] business days of the Note.	-	The file is missing the verbal verification of employment obtained within [redacted] business days of closing.				Reviewer Comment (2026-06-29): Received post close third-party verification for the employer. Exception cleared. Buyer Comment (2026-06-26): See the attached VOEs for both borrower/coborrower.	06/29/2026			No	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	59	xxxx		37002109			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[redacted]exceeds tolerance of $-[redacted]. Insufficient or no cure was provided to the borrower.	Recording Fee-Mortgage was last disclosed as -$[redacted]on the Final Closing Disclosure as a Lender Credit. A Lender Credit was disclosed as -$[redacted]on the initial Loan Estimate. No valid COC was provided for this change, nor evidence of cure.				Reviewer Comment (2026-07-01): [redacted]received valid COC dated [redacted] Buyer Comment (2026-06-30): Please refer to page [redacted]for the redisclosure history form, the appraisal was received and came in lower than expected, pricing had to be adjusted which affected the lender credits.	07/01/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	59	xxxx		37002110			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Signing/Mobile Notary Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $[redacted]on the Loan Estimate, but was disclosed as $[redacted]on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post-close Closing Disclosure disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the Letter of Explanation to the borrower disclosing the changes made.				Reviewer Comment (2026-07-01): [redacted]received rebuttal suffice Buyer Comment (2026-06-30): Please be advised the title-notary fees were disclosed as $[redacted]on the [redacted] LE, and did not increase on the final CD. The appraisal fee also remained $[redacted]from initial loan estimate to final CD.	07/01/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	59	xxxx		37002111			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. Rescission Notice provided on an exempt transaction (no new money being extended on a same lender refinance).					Reviewer Comment (2026-06-24): Seller acknowledges exception, no change to grading.			06/24/2026	No	1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	59	xxxx		37002112			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted]exceeds tolerance of $[redacted]plus [redacted]% or $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $[redacted]exceeds tolerance of $[redacted]plus [redacted]% or $[redacted]. $[redacted]over legal limit.
Reviewer Comment (2026-07-07): Cleared in error.

Reviewer Comment (2026-07-07): [redacted]received PCCD, LOE and proof of mailing.

Buyer Comment (2026-07-07): Please see the attached PCCD mailed to the borrower.

Reviewer Comment (2026-07-06): [redacted]compliance confirms [redacted]% tolerance violation is valid. The final CD shows the fees disclosed in section B, however the vendor was not listed on the SSPL. A PCCD with shoppable fees disclosed in Section [redacted], and LOE and proof of mailing will be sufficient to cure violation.

Buyer Comment (2026-07-06): Please see the attached confirmation the title-endorsement fees which increased due to the property type change and the loan amount change on [redacted]. are included under the total title-lenders title policy fee on the final CD and the endorsements were added with valid CICs.

Reviewer Comment (2026-07-06): [redacted]received rebuttal and COC dated [redacted], however property type change does not impact title- lenders insurance fee to increase and there is no title - endorsement fee charged. Please provide additional sufficient information why fee increased or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2026-07-01): Please refer to page [redacted]of the loan images to confirm that additional title endorsements were required due to property type change which increased the title-lenders title policy on [redacted]LE with a valid CIC.

																			07/07/2026		No	2		B		B		B		B		B		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	60	xxxx		37002114			Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within [redacted]and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: ___; State: ___					Buyer Comment (2026-06-25): Seller acknowledges the exception, no change to grading.			06/25/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	62	xxxx		37304812			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	The file is missing a final Closing Disclosure from the refinance of this property to verify PITIA. Please provide for review.				Reviewer Comment (2026-07-28): Closing disclosure received. Exception cleared. Buyer Comment (2026-07-28): Please see attached CD confirming the PITIA for this property.	07/28/2026			No	1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	63	xxxx		37304815			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A lender exception was made for the FICO score on this loan. Please provide the credit comp factors used when making this exception to the guidelines.	The Loan to Value (LTV) on the loan is less than or equal to [redacted]%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least [redacted]%. The qualifying DTI on the loan is less than or equal to [redacted]%. The qualifying DTI on the loan is at least [redacted]% less than the guideline maximum. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of [redacted]months PITIA or more. The representative FICO score is above [redacted].	Downgrading for following comp factors: 1.Asset to loan ratio > [redacted]% LTV, [redacted]. [redacted]% DTI	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC
Reviewer Comment (2026-08-14): A lender exception is not required - the borrower's FICO meets guidelines. Exception cleared.

Buyer Comment (2026-08-14): Please see attached, the exception verbiage has been removed as the FICO meets guidelines.

Reviewer Comment (2026-08-13): Re-opening at client request.

Reviewer Comment (2026-07-29): Waiving at clients request

Reviewer Comment (2026-07-29): Downgrading for following comp factors: 1.Asset to loan ratio > [redacted]% LTV, 3. [redacted]% DTI 4. [redacted]FICO

Buyer Comment (2026-07-27): The credit comp factors are listed on the 1008. Please review. [redacted]FICO, asset to loan ratio > [redacted]% LTV, [redacted]% DTI

																		08/14/2026			No	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	63	xxxx		37304817			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: [redacted]		The file is missing the secondary valuation required for securitization purposes.				Reviewer Comment (2026-08-05): Secondary valuation CDA received. Exception cleared Buyer Comment (2026-08-05): Please see attached, Secondary valuation as requested	08/05/2026			No	1	D	A	D	A	D	A	D	A	D	A		TX	Primary	Purchase		D	A	C	A	A	A	D	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	65	xxxx		37304820			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Right of Rescission Timing - Receipt Date Missing	Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.	The Right to Cancel has not been signed and dated.				Reviewer Comment (2026-07-29): Signed ROR were provided to confirm timing. Exception cleared. Buyer Comment (2026-07-27): Please see attached	07/29/2026			No	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	65	xxxx		37304821			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.	The Right to Cancel has not been signed and dated.				Reviewer Comment (2026-07-29): Signed ROR were provided. Exception cleared. Buyer Comment (2026-07-27): Please see both RoR forms attached Buyer Comment (2026-07-27): Please see attached	07/29/2026			No	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	66	xxxx		37304825			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.	[redacted]% tolerance violation due to an increase to the Discount Points. Discount Points were last disclosed as $[redacted]on the Loan Estimate, but were disclosed as $[redacted]on the Final Closing Disclosure. No valid COC was provided for this fee, nor evidence of cure. Provide a PCCD reflecting the tolerance cure of $[redacted], proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.				Reviewer Comment (2026-07-30): [redacted]received COC dated [redacted]. Buyer Comment (2026-07-28): Please see the attached changed circumstance for increased loan amount on[redacted]. Buyer Comment (2026-07-28): Please see the attached changed circumstance for increased loan amount on [redacted].	07/30/2026			No	1	C	A	C	A	C	A	C	A	C	A		DE	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	67	xxxx		37304826			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in “Other” section where regulation requires insurance to be disclosure under “Homeowner’s Insurance” section. Disclosure requirement met, non-material exception for incorrect format/placement.								07/24/2026	No	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	67	xxxx		37304827			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Initial Application date is 4/02/2026 but disclosure provided on 4/22/2026. The initial application was an ARM, then the loan switched to a fixed rate and then back to an ARM. The disclosure was not provided within 3 days of the application				Reviewer Comment (2026-07-30): Screenshots from client's LOS confirms disclosure was provided on 4/3/26 meeting timing requirements Buyer Comment (2026-07-28): The arm disclosure was part of the initial application package provided to the borrower on 4/3. Please see attached confirming disclosure timing.	07/30/2026			No	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	67	xxxx		37304828			Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application.	Initial Application date is 4/02/2026 but disclosure provided on 4/22/2026. The initial application was an ARM, then the loan switched to a fixed rate and then back to an ARM. The disclosure was not provided within 3 days of the application				Reviewer Comment (2026-07-30): Screenshots from client's LOS confirms disclosure was provided on 4/3/26 meeting timing requirments Buyer Comment (2026-07-28): Please see attached screenshot confirming the timestamp of when the charm disclosure was disclosed.	07/30/2026			No	1	C	A	C	A	C	A	C	A	C	A		FL	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	69	xxxx		37304836			Compliance	Compliance	State Compliance	Misc. State Level	Maryland Counseling Agencies Disclosure Not in File	[redacted] - No evidence of required counseling disclosure language per [redacted].					Buyer Comment (2026-07-27): Seller acknowledges exception, no change to grading.			07/27/2026	No	2	B	B	B	B	B	B	B	B	B	B		MD	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	69	xxxx		37304837			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[redacted]exceeds tolerance of $-[redacted]. Insufficient or no cure was provided to the borrower.	Lender credit was last disclosed as $[redacted] on the Loan Estimate but was disclosed as $[redacted]on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.				Reviewer Comment (2026-07-28): Upon further review lender credit correctly disclosed to consumer. Buyer Comment (2026-07-27): Please see page [redacted], the itemization of credits confirms the total amount of lender credits was $[redacted]	07/28/2026			No	1	C	A	C	A	C	A	C	A	C	A		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	72	xxxx		37304850			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on [redacted] disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in "Other" section where regulation requires insurance to be disclosure under "Homeowner's Insurance" section. Disclosure requirement met, non-material exception for incorrect format/placement.								07/27/2026	No	2	B	B	B	B	B	B	B	B	B	B		NJ	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	72	xxxx		37304851			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted]exceeds tolerance of $[redacted]plus [redacted]% or $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.	[redacted]% fee violation due to an increase in the Title - CPL Fee. No valid COC was provided for this change, nor evidence of cure. Provide a post-close Closing Disclosure disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.
Reviewer Comment (2026-08-07): [redacted]received corrected PCCD and LOE.

Buyer Comment (2026-08-06): Please see attached, this fee should have been reported in Section [redacted] as the borrower had the ability to shop for it and selected their own title company. This fee is not subject to tolerance as the fee was paid to a non-affiliate

Reviewer Comment (2026-08-05): [redacted]received rebuttal, however as per fee itemization document ([redacted]) title - CPL fee is paid by seller. We require corrected PCCD updating the fee as seller paid, LOE and true & certified copy of final settlement statement to re-evaluate the exception.

Buyer Comment (2026-08-03): Please be advised the final CD does not show $[redacted]paid by borrower for the CPL fee, it shows the entire fee of $[redacted]paid by borrower and the addendum specifies it was covered by a credit, there is no remaining portion paid by the borrower as evidenced by the final CD.

Reviewer Comment (2026-07-30): [redacted]received rebuttal comment and provided itemization of credit document indicates that the CPL fee paid by the seller. However, provided final CD ([redacted]) in the loan file indicates the CPL fee of $[redacted]paid by borrower at closing and the fee was disclosed is in section B borrower did not shop for service section, Hence, the fee calculated under [redacted]% tolerance and exceeds over [redacted]% of $[redacted]($[redacted]). Provide corrected CD and LOX to move the fee from borrower paid to seller paid as per the itemized credit document, along with required Final SS to verify the fee was paid by the seller. Otherwise, cure would be due to borrower with Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (2026-07-28): Please see page [redacted]of the loan file. The Title-CPL (Lender) fee was covered by a seller credit and should not be included in the tolerance calculation.

																		08/07/2026			No	1	C	A	C	A	C	A	C	A	C	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	73	xxxx		37304857			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.	Discount Points were last disclosed as $[redacted]on the Loan Estimate, but were disclosed as $[redacted]on the Final Closing Disclosure. No valid Change of Circumstance was provided for this change, nor evidence of cure. Provide a post-close CD reflecting the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.				Reviewer Comment (2026-07-30): [redacted]Received Valid COC dated [redacted]. Buyer Comment (2026-07-28): Please see attached CIC for the increase to the dollar amount of the broker fee. Its a percent of the loan amount which increased.	07/30/2026			No	1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	73	xxxx		37304858			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.	Mortgage Broker Fee was last disclosed as $[redacted]on the Loan Estimate, but was disclosed as $[redacted]on the Final Closing Disclosure. No valid Change of Circumstance was provided for this change, nor evidence of cure. Provide a post-close CD reflecting the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.				Reviewer Comment (2026-07-30): [redacted]Received Valid COC dated [redacted]. Buyer Comment (2026-07-28): Please see attached CIC for the increase to the dollar amount of the discount points. Its a percent of the loan amount which increased.	07/30/2026			No	1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	75	xxxx		37304861			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		The file was missing the Final Closing Statement from the sale of the departure residence confirming final net equity and all liens paid and closed. Please provide for review.				Reviewer Comment (2026-07-28): Settlement statement received for sold property. Exception cleared. Buyer Comment (2026-07-28): Please see the attached non-subject settlement statement.	07/28/2026			No	1	C	A	C	A	C	A	C	A	C	A		AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	75	xxxx		37304862			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-07-27): Seller acknowledges exception, no change to grading.			07/27/2026	No	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	75	xxxx		37304863			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-07-27): Seller acknowledges exception, no change to grading.			07/27/2026	No	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	75	xxxx		37304864			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-07-27): Seller acknowledges exception, no change to grading.			07/27/2026	No	2	B	B	B	B	B	B	B	B	B	B		AZ	Primary	Purchase		C	B	C	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	76	xxxx		37304867			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-07-27): Seller acknowledges exception, no change to grading.			07/27/2026	No	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	79	xxxx		37304874			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-[redacted]exceeds tolerance of $-[redacted]. Insufficient or no cure was provided to the borrower.
Lender credit was last disclosed as -$[redacted]on the Loan Estimate, but was disclosed as -$[redacted]on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post-close Closing Disclosure disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made. **Note - Diligence cannot accurately determine the variance at initial review. The itemization of lender/seller/realtor credits does not align with the fees on the Final CD. For further review of this exception, please provide the correct Itemization of Credits.

Reviewer Comment (2026-08-13): [redacted]received PCCD and LOA, exception is cleared.

Buyer Comment (2026-08-13): Please see attached PCCD as well as attestation

Reviewer Comment (2026-08-13): The PCCD is acceptable, and balances with the ALTA final settlement statement, as long as the LOA in regard to the Lender paid amount of $[redacted]for property taxes in Section [redacted] is also provided. This would be considered a clear rather than a cure when all documentation is received.

Buyer Comment (2026-08-13): See attache PCCD. Once confirmed acceptable, we will redisclose

Reviewer Comment (2026-08-12): Please provide:
1. A revised PCCD that accurately reflects the transaction terms and payment structure based on the final settlement statement.
2. A Letter of Attestation (LOA) from the lender confirming the amount the lender paid toward property taxes and identifying where that amount is reflected in the transaction.

Buyer Comment (2026-08-12): See attached settlement statement

Reviewer Comment (2026-08-12): Client to upload additional document.

Buyer Comment (2026-08-11): See attached settlement statement

Reviewer Comment (2026-08-10): Based on previous responses and current data unable to confirm a lender credit under disclosure of $[redacted]. In order to review properly more data is required. Client to provide a ALTA Final Settlement Statement for review.

Reviewer Comment (2026-08-10): EXCEPTION HISTORY - Exception Detail was updated on [redacted] PRIOR Exception Detail: TILA-RESPA Integrated Disclosure:Zero Percent Fee Tolerance exceeded for Lender Credits.  Final Lender Credit of $-[redacted]exceeds tolerance of $-[redacted]. Insufficient or no cure was provided to the borrower. ([redacted])

Buyer Comment (2026-08-10): Apologies as the missing date on the CD addendums makes it challenging to confirm what has happened. I have attached both CD addendum's which shows the allocation of the credits (note the final addendum is incomplete and the associated screenshots of our LOS all accompany the final addendum). This confirms that as of [redacted]there were not realtor paid fees and there were a total of $[redacted]in interest rate credits. On the final CD there were $[redacted]in interest rate credits with $[redacted]being paid to taxes along with $[redacted]realtor credit paying another portion of the taxes (why there isn't the (L) designation as its paid by multiple parties). Also on the final CD pg [redacted]is a $[redacted]principal reduction. So Final YSP/Interest rate credits are $[redacted]+ $[redacted](reduction) = $[redacted]. We then agree that a cure would be owed as the credits reduced from $[redacted][redacted]to $[redacted]. Please confirm a cure of $[redacted]and we will issue PCCD.

Reviewer Comment (2026-08-07): [redacted]received rebuttal that $[redacted]of the Section [redacted] Line [redacted]Property taxes is not broken down with (L) portion as realtor credit accounts for the other portion.  $[redacted]on CD - $[redacted]lender portion would leave $[redacted]to be the realtor portion.  The Itemization of credits (there are several variations and none are dated in order to determine the final itemization to match up to CD for helping reconcile) do not reflect any $[redacted]amount being paid by Realtor Paid credits.  Looking at most recent provided in trailing docs on Doc ID [redacted]only reflects $[redacted]County Taxes credit.  Addtionally if reviewing this same document for the Lender Credits breakdown alont with the Provided screenprint also breaking down YSP credit, the $[redacted]Underwriting fee shows as (L) in Paid by Others column along with Tax Certification fee of $[redacted], there is also HOA/Condo Dues of $[redacted], which was not noted in the rebuttal, but there are Dues shown in Section [redacted] that have no designation of lender paid and the same Itemiztion of credits does not reflect realtor credit paying towards any HOA "DUES" to total up to the total $[redacted]amount. Totaling the Lender Credits per the YSP credit and the Itemization of Credits we have $[redacted]HOA dues (if in Paid by Other Column), $[redacted]Underwriting Fee which shows as Lender Specific to the fee, $[redacted]Tax Cert fee which also shows as Lender Specific to that fee and then utilizing the $[redacted]portion of county taxes PLUS the general lump sum credit on the Final CD Section [redacted] of $[redacted]totals $[redacted]which is still short of the total $[redacted]lender credit disclosed on [redacted] CD or $[redacted].  Due to the discrepancies on the Itemizations and the YSP credits and without a Final Settlement Statement, [redacted]is unable to come up with figures to match for specific and lump sum lendeer credits.  Please provide the final matching Itemization of Credits matching to figures along with at a minimum the Final Settlement Statement that can further confirm the total lender credit given.  As provided unable to reconcile lender credits to match.

Buyer Comment (2026-08-07): The screenshot of the YSP provided confirms where the missign credits stated in the rebuttal are. There was $[redacted]applied to the Section [redacted] property taxes. The reason there is not a (L) designation next to the credit on Pg [redacted]of the final CD under paid by other section is because it is paid by more than [redacted] party. The realtor credits and YSP were applied to these taxes. Thus it cannot have the (L) designation as it was not all lender. This meets guidelines and all credits are accounted for. Please review to clear this conditon.

Reviewer Comment (2026-08-06): [redacted]received rebuttal comment and LOS snip for YSP contribution. As per Final CD the UW fee $[redacted]Tax Certificate fee $[redacted]and general credit of $[redacted]are the only fees paid by lender and rest of the fees are paid by third party (Realtor). However, as per CD dated [redacted] total specific lender credit is $[redacted].
If the creditor subsequently reduces the specific lender credit by $[redacted]because the Lender paid Settlement fee paid by realtor, then the creditor has a zero-tolerance standard violation because, although the amount of the Settlement fee decreased, the amount of the lender credit decreased. (Comment [redacted]). Cure would be required. Lender credit is separate fee and is tested separately. No valid changed circumstance provided for reduction in lender credit. Cure with Corrected CD, LOE to borrower, copy of cure refund for $[redacted]and proof of mailing.

Buyer Comment (2026-08-05): Apologies as the itemization of credits previously provided was cutoff. There should have been an additional page to finish the allocation of the YSP. Attached is the remainder of the credits and their allocation. This correlates to the amounts on the CD. Further, there is no tolerance violation as the borrower received the full amount of credits owed to them. Also see Pg [redacted]of the CD where its confirmed the borrower received a principal reduction because the total of credits exceeded the cost of the loan. Please review to clear this condition.

Reviewer Comment (2026-08-03): [redacted]received supporting [redacted] addendum, which was completed on [redacted]. However, the lender paid fees were changed on [redacted] CD. This is outside of the required [redacted]-day timeline for notification of borrower. Cure is required.

Buyer Comment (2026-07-30): See attached [redacted] addendum showing the realtor to pay $[redacted]in costs which is why the fees were moved on the CD in the manner described in the rebuttal. Please review to clear this condition as this [redacted] was executed [redacted]. See signature line.

Reviewer Comment (2026-07-29): [redacted]received a system screenshot supporting the interest rate and product change that impacted pricing. However, on the [redacted] CD, the general lender credit was removed, and the CD reflects total lender-paid fees of $[redacted]. In contrast, the Final CD shows that all fees were paid by a third party, with the lender paying only the underwriting fee and tax certificate fee.

As a result, the lender credit decreased from the baseline amount of
																		08/13/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	79	xxxx		37304876			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.					Buyer Comment (2026-07-28): Seller acknowledges the exception, no change to grading.			07/28/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	79	xxxx		37304877			Compliance	Compliance	Miscellaneous Compliance	Compliance	Other Compliance Exception (Manual Add)		Please provide the final itemization of credits. The Itemization considered does not have an accurate breakdown of the fees paid by the lender and realtor, specifically the Section [redacted] fees.
Reviewer Comment (2026-08-13): documentation provided.

Buyer Comment (2026-08-13): Please see attached PCCD as well as attestation

Reviewer Comment (2026-08-12): Client to upload additional document.

Buyer Comment (2026-08-10): Apologies as the missing date on the CD addendums makes it challenging to confirm what has happened. I have attached both CD addendum's which shows the allocation of the credits (note the final addendum is incomplete and the associated screenshots of our LOS all accompany the final addendum). This confirms that as of [redacted]there were not realtor paid fees and there were a total of $[redacted]in interest rate credits. On the final CD there were $[redacted]in interest rate credits with $[redacted]being paid to taxes along with $[redacted]realtor credit paying another portion of the taxes (why there isn't the (L) designation as its paid by multiple parties). Also on the final CD pg [redacted]is a $[redacted]principal reduction. So Final YSP/Interest rate credits are $[redacted]+ $[redacted](reduction) = $[redacted]. We then agree that a cure would be owed as the credits reduced from $[redacted]to $[redacted]. Please confirm a cure of $[redacted]and we will issue PCCD.

Reviewer Comment (2026-08-07): Per [redacted]CHD:

[redacted]received rebuttal that $[redacted]of the Section [redacted] Line [redacted]Property taxes is not broken down with (L) portion as realtor credit accounts for the other portion.  $[redacted]on CD - $[redacted]lender portion would leave $[redacted]to be the realtor portion.  The Itemization of credits (there are several variations and none are dated in order to determine the final itemization to match up to CD for helping reconcile) do not reflect any $[redacted]amount being paid by Realtor Paid credits.  Looking at most recent provided in trailing docs on Doc ID [redacted]only reflects $[redacted]County Taxes credit.  Addtionally if reviewing this same document for the Lender Credits breakdown alont with the Provided screenprint also breaking down YSP credit, the $[redacted]Underwriting fee shows as (L) in Paid by Others column along with Tax Certification fee of $[redacted], there is also HOA/Condo Dues of $[redacted], which was not noted in the rebuttal, but there are Dues shown in Section [redacted] that have no designation of lender paid and the same Itemiztion of credits does not reflect realtor credit paying towards any HOA "DUES" to total up to the total $[redacted]amount. Totaling the Lender Credits per the YSP credit and the Itemization of Credits we have $[redacted]HOA dues (if in Paid by Other Column), $[redacted]Underwriting Fee which shows as Lender Specific to the fee, $[redacted]Tax Cert fee which also shows as Lender Specific to that fee and then utilizing the $[redacted]portion of county taxes PLUS the general lump sum credit on the Final CD Section [redacted] of $[redacted]totals $[redacted]which is still short of the total $[redacted]lender credit disclosed on [redacted]CD or $[redacted].  Due to the discrepancies on the Itemizations and the YSP credits and without a Final Settlement Statement, [redacted]is unable to come up with figures to match for specific and lump sum lendeer credits.  Please provide the final matching Itemization of Credits matching to figures along with at a minimum the Final Settlement Statement that can further confirm the total lender credit given.  As provided unable to reconcile lender credits to match.

Buyer Comment (2026-08-05): Apologies as the itemization of credits previously provided was cutoff. There should have been an additional page to finish the allocation of the YSP. Attached is the remainder of the credits and their allocation. This correlates to the amounts on the CD. Further, there is no tolerance violation as the borrower received the full amount of credits owed to them. Also see Pg [redacted]of the CD where its confirmed the borrower received a principal reduction because the total of credits exceeded the cost of the loan. Please review to clear this condition.

Reviewer Comment (2026-07-31): The itemization provided is the same with inconsistencies in Section [redacted]. Per the Final CD, the total seller and lender paid portion of the taxes was $[redacted]. The total of both the lender and seller paid fees per the itemization is only $[redacted]. As this may be contributing to the lender credit issue, we need an accurate breakdown. Please provide a separate confirmation of any fees that were split between lender and seller on the Final CD in order to appropriately allocate the credits. Exception remains.

Buyer Comment (2026-07-28): Please see attached final CD addendum breaking down credits.

																		08/13/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	80	xxxx		37304880			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-07-24): Seller acknowledges exception, no change to grading.			07/24/2026	No	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	80	xxxx		37304881			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-07-24): Seller acknowledges exception, no change to grading.			07/24/2026	No	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	80	xxxx		37304882			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	The third-party verification for [redacted] was not timestamped. Please provide evidence of when this was obtained by the lender for review.				Reviewer Comment (2026-07-27): Received Third Party document with Time Stamp. Exception Cleared. Buyer Comment (2026-07-27): Please see the attached evidence it was obtained on [redacted].	07/27/2026			No	1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	80	xxxx		37304883			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared when all QM related exceptions are cleared.				Reviewer Comment (2026-07-27): Received Third Party document with Time Stamp. Exception Cleared. Buyer Comment (2026-07-27): Please see the attached evidence it was obtained on [redacted].	07/27/2026			No	1	B	A	C	A	B	A	C	A	B	A		UT	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	80	xxxx		37304884			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General QM Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.					Reviewer Comment (2026-07-27): Received Third Party document with Time Stamp. Exception Cleared. Buyer Comment (2026-07-27): Please see the attached evidence it was obtained on [redacted].	07/27/2026			No	1	C	A	C	A	C	A	C	A	C	A		UT	Primary	Purchase		C	B	C	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	82	xxxx		37304886			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2026-07-29): Received Final Title Policy. Exception Cleared.	07/29/2026			No	1	A	A	A	A	A	A	A	A	A	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	82	xxxx		37304888			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.	Loan designation failure due to QM failure. This exception will be cleared when all QM related exceptions are cleared.				Reviewer Comment (2026-07-29): Received Closing Statement to verify $[redacted]. Exception Cleared. Buyer Comment (2026-07-28): Please see attached settlement statement for the sale of the non-subject property which are the source of the funds.	07/29/2026			No	1	B	A	C	A	B	A	C	A	B	A		WA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	82	xxxx		37304889			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Loan does not meet one or more guideline components which could impact the borrower's ability to repay.	General QM Provision: Loan does not meet one or more guideline components which could impact the borrower's ability to repay.					Reviewer Comment (2026-07-29): Received Closing Statement to verify $[redacted]. Exception Cleared. Buyer Comment (2026-07-28): Please see attached settlement statement for the sale of the non-subject property which are the source of the funds.	07/29/2026			No	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	82	xxxx		37304890			Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		The source of funds for the $[redacted]deposit on [redacted] was missing from the file. Please provide supporting documentation for review.				Reviewer Comment (2026-07-29): Received Closing Statement to verify $[redacted]. Exception Cleared. Buyer Comment (2026-07-28): Please see attached settlement statement for the sale of the non-subject property which are the source of the funds.	07/29/2026			No	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	82	xxxx		37304891			Credit	Title	Document Error	Title	The Commitment or Preliminary title policy does not reflect a coverage amount (no final title policy in file). Unable to determine if appropiate coverage is provided.						Reviewer Comment (2026-07-29): Received Final Title Policy. Exception Cleared. Buyer Comment (2026-07-28): Please see attached final title policy.	07/29/2026			No	1	C	A	C	A	C	A	C	A	C	A		WA	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	87	xxxx		37304902			Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: ___; State: ___					Buyer Comment (2026-07-27): Seller acknowledges the exception, no change to grading.			07/27/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	89	xxxx		37304906			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.					Buyer Comment (2026-07-28): Seller acknowledges the exception, no change to grading.			07/28/2026	No	2	B	B	B	B	B	B	B	B	B	B		TN	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	89	xxxx		37304908			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $[redacted]on the Loan Estimate, but was disclosed as $[redacted]on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post-close Closing Disclosure disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.
Reviewer Comment (2026-08-06): [redacted]received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2026-08-05): Please see attached curing the issue.

Reviewer Comment (2026-07-30): [redacted]received the Change of Circumstance (COC) dated [redacted] indicating a rush appraisal request. However, the CD dated [redacted] reflects a lender-paid appraisal fee of $[redacted], while the Final CD dated [redacted]shows the entire appraisal fee of $[redacted]as borrower-paid. Please provide a detailed explanation and supporting documentation clarifying why the $[redacted]lender-paid appraisal fee was subsequently transferred to the borrower on the Final CD dated [redacted]. If sufficient documentation cannot be provided to support this change, a cure will be required. The cure package must include: Post-Consummation Corrected Closing Disclosure (PCCD), Letter of Explanation (LOE), Refund Check payable to the borrower and Proof of Mailing

Buyer Comment (2026-07-28): Please see attached CIC for the increase to the appraisal fee. There was a rush fee

																			08/06/2026		No	2	C	B	C	B	C	B	C	B	C	B		TN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	90	xxxx		37304909			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.					Buyer Comment (2026-07-27): Seller acknowledges exception, no change to grading.			07/27/2026	No	2	B	B	B	B	B	B	B	B	B	B		WA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	92	xxxx		37304913			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page [redacted]that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted]is under disclosed by $[redacted]compared to the calculated Finance Charge of $[redacted]which exceeds the $[redacted]threshold. Disclosed Amount Financed on page [redacted]is also blank or inaccurate. Fee amounts included in Finance Charge and Amount Financed calculations are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure disclosed a finance charge of $[redacted]; calculated finance charge is $[redacted]. Variance is $[redacted].
Reviewer Comment (2026-08-06): [redacted]received Corrected CD, LOE to borrower and final settlement statement updating lender credits on final for fees CD

Buyer Comment (2026-08-05): Please see the attached corrected CD, the [redacted] CD incorrectly moved the $[redacted]appraisal fee to paid by others and covered by a lender credit which removed it from the Loan Points. This is not reflective of how the loan closed. See the attached ALTA confirming the Appraisal fee was paid outside of closing/prior to closing and a lender credit could not actually be applied to the Appraisal Fee as it was already paid.

Reviewer Comment (2026-07-30): [redacted]received rebuttal that odd day interest may be the issue on calculation differences.  However, there was no prepaid interest on this loan and none was included in [redacted]calculation.  Reviewing CD's, it appears the Discount points increased on the [redacted] PCCD $[redacted].  The underdisclosure amount was $[redacted]which  is in line with this difference.  Final CD reflects a lower discount points vs the[redacted] Corrected CD and this appears to be the issue.  Cure with Corrected CD, copy of LOE to borrower, copy of cure refund for total underdisclosure of $[redacted]and proof of mailing.

Buyer Comment (2026-07-29): Please be advised this difference appears to be due to [redacted] including odd days interest when [redacted] does not, please recalculate removing odd days interest to align with [redacted] value.

																		08/06/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase
TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)
																																						C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	95	xxxx		37304917			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.						Reviewer Comment (2026-07-31): Final title policy provided with correct coverage. Exception cleared.	07/31/2026			No	1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	95	xxxx		37304918			Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.						Reviewer Comment (2026-07-31): Received final title policy with correct coverage. Exception cleared. Buyer Comment (2026-07-29): Please see attached final title policy.	07/31/2026			No	1	B	A	B	A	B	A	B	A	B	A		CA	Primary	Purchase		B	A	B	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	97	xxxx		37304923			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	Please provide the Final Closing Disclosure for the recent refinance with [redacted] to verify PITI of $[redacted]and evidence existing lien with [redacted] has been paid in full.				Reviewer Comment (2026-07-31): Received final closing disclosure verifying PITIA. Exception cleared. Buyer Comment (2026-07-29): Please see the attached final CD for the non-subject property.	07/31/2026			No	1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	98	xxxx		37304926			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on [redacted] disclosed an inaccurate Finance Charge on page [redacted]that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $[redacted]is under disclosed by $[redacted]compared to the calculated Finance Charge of $[redacted]which exceeds the $[redacted]threshold. Disclosed Amount Financed on page [redacted]is also blank or inaccurate. Fee amounts included in Finance Charge and Amount Financed calculations are based on Closing Disclosure dated [redacted]).	Final Closing Disclosure disclosed a finance charge of $[redacted]; calculated finance charge is $[redacted]. Variance is -$[redacted]. Appears the variance is due to lender exclusion of the Title - Notary Fee. Per prior guidance/attestation provided by the client, the Title-Notary fee is to be treated as a finance charge.				Reviewer Comment (2026-08-04): Received itemization of seller credits. Exception cleared. Buyer Comment (2026-08-03): Please see the attached final itemization of credits. This document shows the notary fee was paid with seller credits and should be excluded from testing.	08/04/2026			No	1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase
TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)
																																						C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	98	xxxx		37304927			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted]exceeds tolerance of $[redacted]plus [redacted]% or $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.
[redacted]% fee violation due to an increase in the Recording Fee(s).   Ten percent fees will only re-baseline if the cumulative total of fees exceed [redacted]%.  On this loan, the recording fee increased by less than [redacted]% on [redacted] from $[redacted]to $[redacted].  Due to this the baseline fee is still set at $[redacted].   No valid Change of Circumstance was provided for this change, nor evidence of cure. Provide a post-close Closing Disclosure disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the Letter of Explanation to the borrower disclosing the changes made.
																	Reviewer Comment (2026-08-06): [redacted]Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2026-08-05): Please see the attached redisclosure package.		08/06/2026		No	2	C	B	C	B	C	B	C	B	C	B		TN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	101	xxxx		37304934			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.	Appraisal Fee was last disclosed as $[redacted]on the Loan Estimate, but was disclosed as $[redacted]on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post-close Closing Disclosure disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.				Reviewer Comment (2026-08-03): [redacted]Received Rush request summary dated [redacted]. Buyer Comment (2026-07-30): Please see the attached notes showing the appraisal review fee increase was due to a rush request "per the partner" who is the broker requesting one for the client.	08/03/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	102	xxxx		37427792			Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not Signed by All Borrowers)	[redacted] Home Loan: Receipt of [redacted] Complaint Agency Disclosure specifying the agency designated to receive complaints or inquiries about the origination and making of the loan acknowledged by one borrower, but not all borrowers on the transaction.					Buyer Comment (2026-08-07): Seller acknowledges exception, no change to grading.			08/07/2026	No	2	B	B	B	B	B	B	B	B	B	B		SC	Primary	Purchase
"Within forty-five days of the loan closing and before the institution of an action pursuant to this article, the lender notifies the borrower of the compliance failure, makes appropriate restitution, and makes necessary adjustments to the loan to make the consumer home loan satisfy the requirements of Section 37-23-70, 37-23-75, or 37-23-80

Provide copy of LOE to borrower notifying consumer of error, provide copy of disclosure signed by all consumers, and proof of mailing within 45 days of consummation."
																																						B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	103	xxxx		37427793			Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date ___, Disbursement Date: ___					Reviewer Comment (2026-08-11): Disbursement date & effective date is same in Closing disclosure. Exception cleared. Buyer Comment (2026-08-11): Please escalate this for approval as-is. There is no material issue, as the policy was effective on the same date as the disbursement. The regulation does not require the policy to be active at closing. Given that the policy was in effect as of the disbursement date and there is no regulatory requirement for coverage to be active at closing, this should be cleared as-is.	08/11/2026			No	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	103	xxxx		37427796			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded. Total amount of $[redacted]exceeds tolerance of $[redacted]plus [redacted]% or $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.	[redacted]% fee violation due to an increase in the Title - Lender's Title Insurance, Title - Express Mail/Courier Fee and Title - Notary Fee. No valid Change of Circumstance was provided for this change, nor evidence of cure. Provide a post-close Closing Disclosure disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the Letter of Explanation to the borrower disclosing the changes made.				Reviewer Comment (2026-08-12): [redacted] received corrected PCCD and LOE moving the borrower shopped fees from section B to C. Buyer Comment (2026-08-11): Please see the redisclosure package attached where we moved the Title Fee from section B to section C	08/12/2026			No	1	C	A	C	A	C	A	C	A	C	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	105	xxxx		37427799			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date[redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-08-11): Seller acknowledges exception, no change to grading.			08/11/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	105	xxxx		37427801			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.					Reviewer Comment (2026-08-13): Evidence of ARM disclosure has been provided. Exception cleared. Buyer Comment (2026-08-12): Please see the attached full package issued to the borrower on[redacted] after the product flipped to an ARM.	08/13/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	No Defined Cure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	105	xxxx		37427803			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted] Percent Fee Tolerance exceeded for Payoff Statement Fee. Fee Amount of $[redacted] exceeds tolerance of $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.	Debt Payment Fee was last disclosed as $[redacted] on the Loan Estimate, but was disclosed as $[redacted]on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.
Reviewer Comment (2026-08-13): [redacted] Received Corrected PCCD and LOE with correct fee name.

Buyer Comment (2026-08-12): In addition to the response below, please see the attached corrected CD mailed to the borrower.

Buyer Comment (2026-08-12): Please be advised this loan closed as borrower-chosen title and all fees are appropriately disclosed under Section C and not subject to tolerance. The title policy in the loan file shows [redacted] Escrow on page [redacted] as the customer indicating the borrower chose [redacted] Escrow as their title company and [redacted] Escrow outsourced to [redacted].

																		08/13/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	105	xxxx		37427804			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted]Percent Fee Tolerance exceeded for SubEscrow Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.	Sub Escrow Fee was last disclosed as $[redacted]on the Loan Estimate, but was disclosed as $[redacted]on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.
Reviewer Comment (2026-08-13): [redacted] Received Corrected PCCD and LOE with correct fee name.

Buyer Comment (2026-08-12): In addition to the response below, please see the attached corrected CD mailed to the borrower.

Buyer Comment (2026-08-12): Please be advised this loan closed as borrower-chosen title and all fees are appropriately disclosed under Section C and not subject to tolerance. The title policy in the loan file shows [redacted] Escrow on page [redacted] as the customer indicating the borrower chose [redacted] Escrow as their title company and [redacted] Escrow outsourced to [redacted].

																		08/13/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	105	xxxx		37427805			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted]Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.	Wire Fee was last disclosed as $[redacted]on the Loan Estimate, but was disclosed as $[redacted]on the Final Closing Disclosure. No valid COC was provided for this change, nor evidence of cure. Provide a post close CD disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the LOE to the borrower disclosing the changes made.
Reviewer Comment (2026-08-13): [redacted] Received Corrected PCCD and LOE with correct fee name.

Buyer Comment (2026-08-12): In addition to the response below, please see the attached corrected CD mailed to the borrower.

Buyer Comment (2026-08-12): Please be advised this loan closed as borrower-chosen title and all fees are appropriately disclosed under Section C and not subject to tolerance. The title policy in the loan file shows [redacted] Escrow on page [redacted] as the customer indicating the borrower chose [redacted] Escrow as their title company and [redacted] Escrow outsourced to [redacted].

																		08/13/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	105	xxxx		37427807			Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: ___; State: ___					Buyer Comment (2026-08-12): Seller acknowledges exception, no change to grading.			08/12/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	105	xxxx		37427808			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on [redacted] disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in "Other" section where regulation requires insurance to be disclosure under "Homeowner's Insurance" section. Disclosure requirement met, non-material exception for incorrect format/placement.	The exception was regraded to EV2-B as the HO6 is being disclosed to the consumer, just in the incorrect line item as it should be part of Homeowners Insurance, but instead was disclosed under Other. The amounts to be considered under the "Homeowner's Insurance" category are "Premiums or other charges for insurance against loss of or damage to property, or against liability arising out of the ownership or use of property…" (§[redacted](b)(8)). Given the disclosure was made to the consumer but just on the incorrect line item, we have regraded to EV2-B accordingly.							08/13/2026	No	2		B		B		B		B		B		CA	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	105	xxxx		37427809			Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Timing Testing	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within [redacted] days of the loan becoming an ARM.	Earliest evidence of CHARM disclosure being provided is [redacted].				Reviewer Comment (2026-08-14): Loan flipped from Fixed to ARM on [redacted], supported by CIC.	08/14/2026			No	1		A		A		A		A		A		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	107	xxxx		37427814			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within [redacted] days of application.
Reviewer Comment (2026-08-17): Evidence of the ARM disclosure being provided [redacted] has been documented. Exception cleared.

Buyer Comment (2026-08-13): Please disregard the prior [redacted] date as that was inaccurate, please see the attached full application package, the dates on these documents show as [redacted]  and this entire package includes the ARM disclosure.

Reviewer Comment (2026-08-12): Documentation provided indicates the Application Package containing the ARM Disclosure was provided on [redacted].  Per the Evidentiary Document, the application date was [redacted] as that is the date the last of the [redacted]data points was provided.  In addition, the initial LE dated [redacted] does evidence the loan was taken as an ARM.  Exception remains.

Buyer Comment (2026-08-12): Please disregard the prior response, please see the attached full loan estimate package provided on [redacted] within [redacted] business days of receiving all [redacted] data points as per the evidentiary document.

Reviewer Comment (2026-08-12): The ARM Disclosure is not dated and there was no documentation found to verify the disclosure was provided with the Application Package on [redacted] per the LOS Screen shot.  Exception remains.

Buyer Comment (2026-08-10): Please see the attached confirmation the ARM disclosure was provided in the application package on [redacted].

																		08/17/2026			No	1	C	A	C	A	C	A	C	A	C	A		TN	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	111	xxxx		37427822			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date[redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-08-07): Seller acknowledges exception, no change to grading.			08/07/2026	No	2	B	B	B	B	B	B	B	B	B	B		NC	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	111	xxxx		37427825			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted]Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.	Credit Report Fee was last disclosed as $[redacted] on the Loan Estimate, but was disclosed as $[redacted] on the Final Closing Disclosure. No valid Change of Circumstance (COC) was provided for this change, nor evidence of cure. Provide a post-close Closing Disclosure (CD) disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the Letter of Explanation (LOE) to the borrower disclosing the changes made.
Reviewer Comment (2026-08-17): Correspondence with borrower confirms borrower request to add coborrower on [redacted] within [redacted] days of fee increase.  Exception cleared.

Buyer Comment (2026-08-14): We disagree that any additional documentation or correspondence is required. I am unable to provide the emails, as I was not the party in direct communication with the borrower.

The screenshots provided should be sufficient as they are system logs from the team responsible for handling the updates. They clearly identify the communication as "partner communication," show the individual contacted, confirm that permission was obtained to pull credit and document the change in structure. They also confirm the date and time which align with the updates and changes made.

Based on the documentation provided, there is no material issue and we believe sufficient evidence has been provided to support and confirm the circumstances. Please escalate this for review and clearance as we do not believe any additional documentation is warranted.

Reviewer Comment (2026-08-14): [redacted] Received COC and rebuttal stating Co-borrower was added and removed as per borrower request. In order to verify the timeline, provide supporting documents like email communication etc showing borrower request to add and later remove the co-borrower. Provide supporting documents or Cure is required. Cure Consists of PCCD, LOE, Refund Check and Proof of Mailing.

Buyer Comment (2026-08-12): Please see the attached screenshots documenting our communications with the partner. On [redacted], we were asked to add the second borrower and were given permission to pull credit. The co-borrower was added on [redacted], and credit was subsequently repulled. At the borrower's request, the co-borrower was later removed prior to closing. However, this remains a valid CIC, as we were specifically instructed to add the borrower and were authorized to pull credit. The requested service was completed for the second credit report. Therefore, the increased fee is valid as the credit was pulled at the borrower's request and a second credit report was completed.

Reviewer Comment (2026-08-11): [redacted] provided a system screenshot reflecting the receipt of the credit report fee. However, this does not sufficiently explain the reason for the addition of a second borrower. Additionally, the loan file indicates that only one borrower was included in the loan. Please provide supporting documentation or a detailed explanation to justify the increase in the credit report fee; otherwise, a cure to the borrower is required.

Buyer Comment (2026-08-10): Please see the screen shot attached from [redacted] internal  underwriting system confirming that a second borrower was added to this transaction on[redacted]. This issue a valid CIC for the credit report fee as we had to repull credit with the second borrower added, this reset the baseline to $[redacted] and it was disclosed on [redacted] meeting TRID regulation as it was within [redacted] days

																		08/17/2026			No	1	C	A	C	A	C	A	C	A	C	A		NC	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	113	xxxx		37427828			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date[redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-08-11): Seller acknowledges exception, no change to grading.			08/11/2026	No	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	113	xxxx		37427831			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.					Reviewer Comment (2026-08-11): Seller acknowledges exception, no change to grading.			08/11/2026	No	2	B	B	B	B	B	B	B	B	B	B		TX	Primary	Purchase		B	B	B	B	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	114	xxxx		37427836			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date[redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-08-11): Seller acknowledges exception, no change to grading.			08/11/2026	No	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	114	xxxx		37427837			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on [redacted] disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in "Other" section where regulation requires insurance to be disclosure under "Homeowner's Insurance" section. Disclosure requirement met, non-material exception for incorrect format/placement.								08/11/2026	No	2	B	B	B	B	B	B	B	B	B	B		CO	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	114	xxxx		37427838			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Product Change	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure issued on [redacted] contains a change in loan product and a complete Closing Disclosure was not received by borrower at least [redacted] business days prior to consummation.	This is due to the incomplete Closing Disclosure found in file that was issued on[redacted]. This Closing Disclosure must be considered even though there is no barcode as this is a correspondent loan and there is no evidence in file that the Closing Disclosure was not provided to the borrower.				Reviewer Comment (2026-08-13): [redacted] received lender attestation that [redacted] CD was not issued to borrower and a balancing CD Buyer Comment (2026-08-12): Please be advised [redacted] Mortgage performed the underwriting and was responsible for creating and providing disclosures on this loan, please accept this comment as attestation that the [redacted] closing disclosure was not provided to the borrower and was used for internal balancing purposes only.	08/13/2026			No	1	C	A	C	A	C	A	C	A	C	A		CO	Primary	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	114	xxxx		37427839			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted]Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $[redacted]exceeds tolerance of $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.	There was no valid COC for the increase in the loan origination fee on [redacted]. Although there is an itemization in file indicating the lender paid for the increased portion, the credit does not appear on the final Closing Disclosure and therefore cannot be considered. Provide a valid COC or a post close Closing Disclosure disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery and a copy of the LOE to the borrower disclosing the changes made.				Reviewer Comment (2026-08-17): [redacted] received PCCD, LOE, proof of mailing & copy of refund check. Buyer Comment (2026-08-13): Please see the attached cure package mailed to the borrower.		08/17/2026		No	2	C	B	C	B	C	B	C	B	C	B		CO	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	115	xxxx		37427842			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. Rescission Notice provided on an exempt transaction (no new money being extended on a same lender refinance).					Reviewer Comment (2026-08-07): Seller acknowledges exception, no change to grading.			08/07/2026	No	1	A	A	A	A	A	A	A	A	A	A		CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	117	xxxx		37427848			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date[redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-08-13): Seller acknowledges exception, no change to grading.			08/13/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	117	xxxx		37427849			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date[redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-08-13): Seller acknowledges exception, no change to grading.			08/13/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	117	xxxx		37427850			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date[redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-08-13): Seller acknowledges exception, no change to grading.			08/13/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	117	xxxx		37427851			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date[redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-08-13): Seller acknowledges exception, no change to grading.			08/13/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	117	xxxx		37427852			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date[redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-08-13): Seller acknowledges exception, no change to grading.			08/13/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	117	xxxx		37427853			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - QM	General QM: Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date[redacted], Most Recent Tax Return End Date [redacted], Tax Return Due Date [redacted].					Reviewer Comment (2026-08-13): Seller acknowledges exception, no change to grading.			08/13/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	120	xxxx		37427862			Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: ___; State: ___					Buyer Comment (2026-08-10): Seller acknowledges exception, no change in grading			08/10/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	122	xxxx		37427867			Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: ___; State: ___					Buyer Comment (2026-08-07): Seller acknowledges exception, no change in grading			08/07/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Refinance - Rate/Term		C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	122	xxxx		37427869			Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
Reviewer Comment (2026-08-20): Exception cleared based on lender's process of providing a static link to access CHARM Booklet at time the loan switches from a fixed to ARM on [redacted].  Given e-Consent was provided prior to this time, thereby allowing for the electronic delivery, the acceptance of the static link is relied upon to satisfy the CHARM delivery.

Reviewer Comment (2026-08-13): Diligence has received documentation to support the ARM disclosure was sent, however, CHARM disclosure is not verified. Currently, the directive uploaded to this file are in review with compliance. Diligence agrees the loan changed from fixed to ARM on [redacted] and this has been updated. This exception will be further reviewed after lender comments appended to page [redacted] of the CHARM attestation have been reviewed and directive supplied by compliance.

Buyer Comment (2026-08-11): Please see attached which contains a document explaining our CHARM process and how it uses a static link. WE have also included a copy of the ARM Disclosure and evidence it was sent on[redacted]. Please use this to remedy the exception

Buyer Comment (2026-08-11): Please see attached which contains a document explaining our CHARM process and how it uses a static link. WE have also included a copy of the ARM Disclosure and evidence it was sent on [redacted]. Please use this to remedy the exception

																		08/20/2026			No	1	C	A	C	A	C	A	C	A	C	A		CA	Primary	Refinance - Rate/Term	No Defined Cure	C	B	B	B	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	124	xxxx		37427873			Compliance	Compliance	Federal Compliance	TRID Defect	TRID [redacted] Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: [redacted]Percent Fee Tolerance exceeded. Total amount of $[redacted]exceeds tolerance of $[redacted]plus [redacted]% or $[redacted]. $[redacted]over legal limit. Insufficient or no cure was provided to the borrower.	[redacted]% fee violation due to an increase in the Recording fee(s). No valid Change of Circumstance was provided for this change, nor evidence of cure. Provide a post close Closing Disclosure disclosing the tolerance violation of $[redacted], a copy of the refund check, proof of delivery, and a copy of the Letter of Explanation to the borrower disclosing the changes made.
Reviewer Comment (2026-08-14): [redacted] received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2026-08-13): Please see attached, PCCD with cure packet as requested

Reviewer Comment (2026-08-11): [redacted] received valid rebuttal comment and COC dated [redacted].   [redacted]% fee(s) included in testing are (Recording fee $[redacted]) for a baseline of $[redacted].  A Verified Changed Circumstance (VCC) was provide stating the recording fee increased to $[redacted]. This is an increase of only [redacted]% from the baseline amount. In order to re-baseline the [redacted]% fees there need to be an aggregate increase of more than [redacted]%. Provide a Corrected CD disclosing the tolerance cure of $[redacted]a copy of the refund check, Proof of mailing, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

Buyer Comment (2026-08-10): See Pg [redacted]. The property type changed to PUD which increased the recording fee establishing the new baseline at $[redacted]. Final fee of $[redacted]is within the [redacted]% tolerance threshold. Because there was a valid CIC on [redacted], it sets a new baseline. Please cancel this exception.

																			08/14/2026		No	2	C	B	C	B	C	B	C	B	C	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	125	xxxx		37427876			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Testing	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within [redacted] days of the loan becoming an ARM.	Verification of earlier borrower receipt of the ARM disclosure was missing from the file.
Reviewer Comment (2026-08-19): Evidence of ARM disclosure being provided on [redacted] was provided. Exception cleared.

Buyer Comment (2026-08-17): Please see the [redacted] redisclosure package which includes the ARM disclosure and a screen shot from our internal document system showing it was sent to the borrower on [redacted] at [redacted]

Buyer Comment (2026-08-17): Please see the[redacted] redisclosure package which includes the ARM disclosure and a screen shot from our internal document system showing it was sent to the borrower on [redacted] at [redacted]

Reviewer Comment (2026-08-14): We agree the loan changed from a fixed rate loan to an ARM on [redacted], however, the ARM Disclosures do not contain an issue date and there is no evidence in the file that the ARM Disclosure was issued at a specific time. The borrower signed one of the disclosures on [redacted], which was the date considered, and is not within [redacted] days of the change. Please provide evidence the ARM Disclosure was provided within [redacted] days of [redacted]. Exception remains.

Buyer Comment (2026-08-12): Please see the redisclosure CIC form on [redacted] that confirms the product change from fixed to ARM on [redacted]. The ARM disclosures in your file on pg [redacted] were then sent to the borrower starting the next day on [redacted] as part of the redisclosure package with the interest rate agreement and loan estimates. This meets TRID regulation as it was within [redacted] days. Please clear as there is no material issue

																		08/19/2026			No	1	C	A	C	A	C	A	C	A	C	A		GA	Primary	Purchase		C	A	A	A	C	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	126	xxxx		37427878			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments Estimated Taxes, Insurance, & Assessments: Final Closing Disclosure provided on XX/XX/XXXX disclosed whether insurance is included in escrow in incorrect section. Creditor disclosed insurance cost to consumer in “Other” section where regulation requires insurance to be disclosure under “Homeowner’s Insurance” section. Disclosure requirement met, non-material exception for incorrect format/placement.								08/18/2026	No	2	B	B	B	B	B	B	B	B	B	B		FL	Primary	Refinance - Rate/Term	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	127	xxxx		37427880			Credit	Title	Document Error	Title	The Commitment or Preliminary title policy is within [redacted] or [redacted] and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: ___; State: ___					Reviewer Comment (2026-08-19): Seller acknowledges exception, no change to grading.			08/19/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	129	xxxx		37427885			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Initial Escrow Payment By All Parties	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [redacted] disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts.					Buyer Comment (2026-08-17): seller accepts; no change to grading.			08/17/2026	No	2	B	B	B	B	B	B	B	B	B	B		UT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	131	xxxx		37427888			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided						Reviewer Comment (2026-08-20): Wire documents and statement from lender with new payment was provided to confirm funds from HELOC of $[redacted]. Exception cleared. Buyer Comment (2026-08-18): No HUD/CD is required, as the borrower withdraw from a HELOC they already had, which is already reflected on credit. Please see the proof of wire and evidence of the new payment after the wire.	08/20/2026			No	1	C	A	C	A	C	A	C	A	C	A		MI	Primary	Purchase		C	A	C	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
xxxx	133	xxxx		37427898			Compliance	Compliance	Federal Compliance	TRID	TRID [redacted] Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $[redacted] exceeds tolerance of $[redacted] plus [redacted]% or $[redacted]. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-08-13): Sufficient Cure Provided At Closing		08/13/2026		No	1	A	A	A	A	A	A	A	A	A	A		TX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	Yes
xxxx	134	xxxx		37427902			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of ___ is less than the note amount of ___ based on the ___ in file.					Reviewer Comment (2026-08-17): Seller acknowledges exception, no change to grading.			08/17/2026	No	2	B	B	B	B	B	B	B	B	B	B		CA	Primary	Purchase		B	B	B	B	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No